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                        [Letterhead of Diane N. Ledger]



May 2, 2000


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Pacific Select Exec Separate Account of Pacific Life Insurance Company File No. 333-14005

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company ("Pacific Life") and the Pacific Select Exec Separate Account ("Separate Account") that the form of the Prospectus for Pacific Select Estate Maximizer Modified Single Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account's Post-Effective Amendment No. 6 on Form S-6 which was filed electronically with the Commission on April 25, 2000.

Very truly yours,

/s/ DIANE N. LEDGER

Diane N. Ledger